COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments [Abstract]
Schedule of lease commitments

U.S. dollars
Year Ending December 31,	in thousands
2019	$847
2020	720
2021	452
2022	54